Borrowings and debt - Schedule of Breakdown of Borrowings and Long-Term Debt (Original Maturity of More than One Year), Along with Contractual Interest Rates, Plus Prepaid Commissions (Details) - USD ($)
$ in Thousands
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of long-term borrowings [Line Items]
Less: Transaction costs	$ 2,635,595	$ 2,231,002
US dollar
Disclosure of long-term borrowings [Line Items]
Less: Transaction costs	1,149,021	1,155,275
Mexican peso
Disclosure of long-term borrowings [Line Items]
Less: Transaction costs	1,241,023	845,867
Japanese yen
Disclosure of long-term borrowings [Line Items]
Less: Transaction costs	113,642	76,513
Euro
Disclosure of long-term borrowings [Line Items]
Less: Transaction costs	88,018	111,095
Australian dollar
Disclosure of long-term borrowings [Line Items]
Less: Transaction costs	27,286	26,968
Sterling pound
Disclosure of long-term borrowings [Line Items]
Less: Transaction costs	4,716	4,464
Swiss franc
Disclosure of long-term borrowings [Line Items]
Less: Transaction costs	11,889	10,820
Borrowings and debt
Disclosure of long-term borrowings [Line Items]
Principal	537,775	650,275
Less: Transaction costs	(1,904)	(2,952)
Total long-term debt, net	535,871	647,323
Long Term Debt
Disclosure of long-term borrowings [Line Items]
Principal	2,097,820	1,580,727
Less: Transaction costs	(6,308)	(5,764)
Total long-term debt, net	2,091,512	1,574,963
Long Term Borrowings And Debt
Disclosure of long-term borrowings [Line Items]
Total long-term borrowings and debt, net	2,627,383	2,222,286
At fixed interest rates | Borrowings and debt
Disclosure of long-term borrowings [Line Items]
Principal	0	75,000
At fixed interest rates | Long Term Debt
Disclosure of long-term borrowings [Line Items]
Principal	$ 1,456,290	$ 1,136,743
At fixed interest rates | Long Term Borrowings And Debt | Sterling pound
Disclosure of long-term borrowings [Line Items]
Debt interest rate	1.50%	1.50%
At fixed interest rates | Long Term Borrowings And Debt | Swiss franc
Disclosure of long-term borrowings [Line Items]
Debt interest rate	0.35%	0.35%
At floating interest rates | Borrowings and debt
Disclosure of long-term borrowings [Line Items]
Principal	$ 537,775	$ 575,275
At floating interest rates | Long Term Debt
Disclosure of long-term borrowings [Line Items]
Principal	$ 641,530	$ 443,984
Minimun of the year | At fixed interest rates | Long Term Borrowings And Debt | US dollar
Disclosure of long-term borrowings [Line Items]
Debt interest rate	1.35%	0.80%
Minimun of the year | At fixed interest rates | Long Term Borrowings And Debt | Mexican peso
Disclosure of long-term borrowings [Line Items]
Debt interest rate	6.50%	6.50%
Minimun of the year | At fixed interest rates | Long Term Borrowings And Debt | Japanese yen
Disclosure of long-term borrowings [Line Items]
Debt interest rate	0.40%	0.40%
Minimun of the year | At fixed interest rates | Long Term Borrowings And Debt | Euro
Disclosure of long-term borrowings [Line Items]
Debt interest rate	0.90%	0.23%
Minimun of the year | At fixed interest rates | Long Term Borrowings And Debt | Australian dollar
Disclosure of long-term borrowings [Line Items]
Debt interest rate	1.41%	1.41%
Minimun of the year | At floating interest rates | Long Term Borrowings And Debt | US dollar
Disclosure of long-term borrowings [Line Items]
Debt interest rate	6.32%	4.96%
Minimun of the year | At floating interest rates | Long Term Borrowings And Debt | Mexican peso
Disclosure of long-term borrowings [Line Items]
Debt interest rate	11.70%	10.55%
Maximum of the year | At fixed interest rates | Long Term Borrowings And Debt | US dollar
Disclosure of long-term borrowings [Line Items]
Debt interest rate	6.15%	5.81%
Maximum of the year | At fixed interest rates | Long Term Borrowings And Debt | Mexican peso
Disclosure of long-term borrowings [Line Items]
Debt interest rate	10.78%	9.20%
Maximum of the year | At fixed interest rates | Long Term Borrowings And Debt | Japanese yen
Disclosure of long-term borrowings [Line Items]
Debt interest rate	1.35%	1.27%
Maximum of the year | At fixed interest rates | Long Term Borrowings And Debt | Euro
Disclosure of long-term borrowings [Line Items]
Debt interest rate	3.75%	3.75%
Maximum of the year | At fixed interest rates | Long Term Borrowings And Debt | Australian dollar
Disclosure of long-term borrowings [Line Items]
Debt interest rate	6.81%	6.81%
Maximum of the year | At floating interest rates | Long Term Borrowings And Debt | US dollar
Disclosure of long-term borrowings [Line Items]
Debt interest rate	7.31%	6.04%
Maximum of the year | At floating interest rates | Long Term Borrowings And Debt | Mexican peso
Disclosure of long-term borrowings [Line Items]
Debt interest rate	11.95%	10.93%